Stock Incentive Plans (Details Narrative) - USD ($)		9 Months Ended		12 Months Ended
	May 08, 2023	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Apr. 30, 2022	Feb. 17, 2022
Common stock shares		7,614,666		7,614,666	7,614,666
Common share base value		$ 0		$ 0	$ 0	$ 0
Stock based compensation		$ 479,913	$ 447,690	$ 546,460	$ 898,882
Common Stock, Shares Authorized		180,000,000		180,000,000	180,000,000	200,000,000
Mr. Huang | Chief Executive Officer
Muturity date		Jan. 16, 2028
Stock granted		1,000,000		1,000,000
Common share base value		$ 0.20		$ 0.20
Victor Hauang and Derek Xu
Aggregate intrinsic value	$ 321,300
Warrants to Purchase Common Stock by each founders	765,000
Purchased warrants value	$ 2,136,115
Warrants exercise price	$ 3.12
Fair market stock price	$ 3.33
Warrants interest rate	3.41%
Volatility	39.40%
Super Simple AI, Inc
Common stock shares		375,131		831,213			3,000,000
Common share base value		$ 0.20		$ 0.20
Shares issued for future grants							500,000
Common shares outstanding		1,000,000		1,000,000
Stock Incentive Plan
Stock options outstanding		2,624,869		2,367,369
Average stocks exercise price		$ 0.926		$ 0.714
Stock options grants to employees		257,500		280,520	915,524
Stock option exercise price		$ 2.88		$ 2.88	$ 1
Forfeited stock option granted					81,668
Forfeited common stock per value					$ 1.00
Stock option granted							14,666
Amount payment for stock option							$ 14,666
Common stock shares		952,941
Unrecognized Stock based compensation		$ 457,029		$ 751,783
Common Stock, Shares Authorized		1,500,000
Aggregate intrinsic value		$ 5,127,994		$ 5,127,994
Stock Incentive Plan One
Forfeited stock option granted					769,190
Forfeited common stock per value					$ 1.00